GENERAL AND ADMINISTRATIVE EXPENSE - Tabular Disclosure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
GENERAL AND ADMINISTRATIVE EXPENSE
General and administrative expense excluding share-based compensation	$ 42,374	$ 38,013	$ 33,347
Share-based compensation expense	27,580	18,794	9,750
General and administrative expense	$ 69,954	$ 56,807	$ 43,097